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                      SUPPLEMENT DATED OCTOBER 18, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

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         The following definitions replace the definitions of "Eligible
Variable Account" and "Maturity Benefit" on pages 3 and 4 of the Prospectus.

                 ELIGIBLE PREMIUM PAYMENT -- That part of a Premium Payment that the Owner initially allocated to a particular Eligible Variable Account at the time of payment, provided payment was made at least ten (10) years prior to the Maturity Benefit Date. (See "Maturity Benefit.")

                 ELIGIBLE VARIABLE ACCOUNT -- Currently all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account. (See "Maturity Benefit.")

                 MATURITY BENEFIT -- If the Contract is in the accumulation phase on the Maturity Benefit Date, the Maturity Benefit for a particular Eligible Variable Account is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of any transfer or withdrawal from that Eligible Variable Account; and MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date. (See "Maturity Benefit.")

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         The following sentence replaces the second sentence in the section entitled "Transfers" on page 11 of the Prospectus:

                 If the Owner transfers Contract Value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based.

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         The following replaces the section on pages 12 and 13 of the
Prospectus entitled "Maturity Benefit":

                 If the Contract is in the accumulation phase on the Maturity Benefit Date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which the Owner has value as of that date.  The Maturity Benefit
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         will be credited to the Contract Value of an Eligible Variable Account
         only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium
         Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from such Eligible Variable Account.

                 Eligible Premium Payments are those Premium Payments that initially were allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

                 On the Maturity Benefit Date, the Maturity Benefit to be credited to each Eligible Variable Account is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account as of the Maturity Benefit Date.

                 The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If the Contract is owned by Joint Owners who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by Joint Owners who are not spouses and one of them dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving Owner. The Eligible Variable Accounts currently include all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account.

                 The Maturity Benefit will not be credited to Contract Value if the Owner chooses an Annuity Commencement Date that is earlier than the Maturity Benefit Date.

                 Transfers and withdrawals from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The second full paragraph on page 21 of the Prospectus is replaced with the following paragraph:

                 The Company will continue to pay a Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) the Company determines that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible





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         Variable Account are no longer available for investment by the
         Separate Account and IL Annuity is forced to redeem all shares of the Portfolio held by the Eligible Variable Account.

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         The second full paragraph in the section on page 24 of the Prospectus entitled "TRANSFER PRIVILEGES" is replaced with the following paragraph:

                 If the Owner transfers Contract Value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

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         The following sentence is added at the end of section on page 25 of the Prospectus entitled "Dollar-Cost Averaging":

                 Dollar-Cost Averaging from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The following sentence is added at the end of section on page 25 of the Prospectus entitled "Automatic Account Balancing Service":

                 Automatic Account Balancing from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The third full paragraph in the section on page 26 of the Prospectus entitled "Partial Withdrawals" is replaced with the following paragraph:

                 If the Owner withdraws Contract Value from an Eligible Variable Account, the withdrawal will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

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         The following replaces the section on pages 29 and 30 of the
Prospectus entitled "Maturity Benefit":

                 If the Contract is in the accumulation phase on the Maturity Benefit Date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which the Owner has value. The Maturity Benefit will be credited to the Contract Value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from the Eligible Variable Account.

                 Eligible Premium Payments are those Premium Payments that initially were allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

                 The Maturity Benefit to be credited to each Eligible Variable Account on the Maturity Benefit Date is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date.

                 The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If the Contract is owned by Joint Owners who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving Owner. Eligible Variable Accounts are those Variable Accounts shown on the specifications page of the Contract which invest in Funds which, in turn, invest primarily in stocks, equity securities, bonds or money market instruments. Currently, all Variable Accounts, except the Van Eck Gold and Natural Resources Variable Account, are Eligible Variable Accounts.

                 The Maturity Benefit will not be credited to Contract Value if the Owner chooses an Annuity Commencement Date that is earlier than the Maturity Benefit Date.

                 A TRANSFER OR A PARTIAL WITHDRAWAL OF PREMIUM PAYMENTS OUT OF AN ELIGIBLE VARIABLE ACCOUNT WILL REDUCE THE AMOUNT OF ELIGIBLE PREMIUM PAYMENTS HELD IN THE ELIGIBLE VARIABLE ACCOUNT IN THE SAME PROPORTION AS THE TRANSFER OR WITHDRAWAL REDUCED THE VALUE OF THE ELIGIBLE VARIABLE ACCOUNT. EXAMPLES #3, 4 AND 6 BELOW ILLUSTRATE HOW THIS FEATURE OF THE MATURITY BENEFIT WORKS.





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                 For purposes of calculating the value of an Eligible Variable
         Account, the Company deems all transfers and withdrawals to be first a withdrawal of Premium Payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar Cost Averaging or Automatic Account Balancing; withdrawals out of an Eligible Variable Account include withdrawals resulting from the Systematic Withdrawal Payments.

         The following examples illustrate how the Maturity Benefit works:

         Example #1:

                 Suppose an Owner buys a Contract with a single Premium Payment of $50,000 at age 55 and immediately allocates the $50,000 to an Eligible Variable Account. The Owner does not withdraw or transfer any amounts from the Eligible Variable Account. As of the Maturity Benefit Date (which is fifteen years later when the Owner is age 70), the $50,000 qualifies as an Eligible Premium Payment because it was made fifteen years prior to the Maturity Benefit Date and so it meets the requirement that payment be made ten years prior to the Maturity Benefit Date.

                 On the Maturity Benefit Date (Owner's age 70), IL Annuity will calculate the Maturity Benefit for the Eligible Variable Account. IL Annuity will total the value of all Eligible Premium Payments in the Eligible Variable Account -- in this case $50,000. If the value of the Eligible Variable Account on the Maturity Benefit Date is less than $50,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #2:

                 Assume the same facts as in Example #1, except that the Owner specifies an Annuity Commencement Date of age 65 and begins to receive payments under one of the payout options available under the Contract. At age 70 (the Maturity Benefit Date), IL Annuity does not calculate the Maturity Benefit and does not credit a Maturity Benefit to Contract Value. By selecting an Annuity Commencement Date (age 65) that is earlier than the Maturity Benefit Date (age 70), the Owner forfeited all eligibility for the Maturity Benefit.

         Example #3:

                 Assume the same facts as in Example #1, except that the Owner transfers $40,000 from the Eligible Variable Account at age 69. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date, the sum of





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         the Eligible Premium Payments is $50,000 and is reduced by 40% to take into account the transfer at age 69 ($50,000 X .40 = $20,000), leaving $30,000 ($50,000 - $20,000 = $30,000). If on the Maturity Benefit
         Date the value of the Eligible Variable Account is less than $30,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #4:

                 Assume the same facts as in Example #1, except that at age 65 the Owner deposits (or transfers) an additional $50,000 Premium Payment into the Eligible Variable Account. At age 69, when the value of the Eligible Variable Account is $150,000, the Owner withdraws $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Maturity Benefit Date.
         On the Maturity Benefit Date, the sum of Eligible Premium Payments is $50,000. (The second Premium Payment of $50,000 does not qualify as an Eligible Premium Payment because it was made only five years prior to the Maturity Benefit Date and does not meet the requirement that payment be made ten years prior to the Maturity Benefit Date.) This sum is then reduced by 26.667% to take into account the transfer at age 69 ($50,000 X .26667 = $13,333.33), leaving $36,666.67 ($50,000 -
         $13,333.33 = $36,666.67). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $36,666.67, IL Annuity will automatically credit the difference to Contract Value.

         Example #5:

                 Assume the Owner deposits Premium Payments of $5,000 per year into the same Eligible Variable Account beginning at age 55 until the Maturity Benefit Date. By age 70, the Owner had paid $75,000 in Premium Payments and had taken no withdrawals or transfers. The sum of the Eligible Premium Payments on the Maturity Benefit Date (age 70) is $25,000 because only the five Premium Payments made prior to age 60 ($5,000 X 5 = $25,000) meet the requirement that payment be made ten years prior to the Maturity Benefit Date. If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $25,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #6:

                 Assume the same facts as in Example #5, except that the Owner transfers $10,000 out of the Eligible Variable Account at age 68 when the value of the Eligible Variable Account is $100,000. The transfer reduced the value of the Eligible Variable Account by 10% ($10,000/$100,000 = .10). The next year, the Owner withdraws $9,000 when the value of the Eligible Variable Account is $90,000. The withdrawal reduced the value of the Eligible Variable





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         Account by 10% ($9,000/$90,000 = .10).  No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date the sum of the Eligible Premium Payments ($25,000) is reduced by 20% to take into account both the 10% transfer at age 68 and the 10% withdrawal at age 69 ($25,000 x .20 = $5,000), leaving $20,000 ($25,000 - $5,000 = $20,000). If on the Maturity
         Benefit Date the value of the Eligible Variable Account is less than $20,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #7:

                 Spousal Joint Owners: If the Contract is owned by Joint Owners who are spouses at the time one of the Joint Owners dies, the surviving spouse may continue the Contract. The Maturity Benefit Date will become the date the surviving spouse attains age 70. On that date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account with value.

         Example #8:

                 If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies, the Maturity Benefit is not available to the sole surviving Owner.

         The Company will continue to pay a Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) the Company determines that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and IL Annuity is forced to redeem all shares of the Portfolio held by the Eligible Variable Account.





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